Long-term debt (Details 2) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended						12 Months Ended				12 Months Ended						12 Months Ended				12 Months Ended					12 Months Ended				12 Months Ended		12 Months Ended		12 Months Ended			12 Months Ended					12 Months Ended		12 Months Ended			12 Months Ended		12 Months Ended			12 Months Ended		12 Months Ended			12 Months Ended		12 Months Ended				12 Months Ended			12 Months Ended			12 Months Ended		12 Months Ended		12 Months Ended						12 Months Ended
	Dec. 31, 2011 CAD	Dec. 31, 2011 CAD	Dec. 31, 2010 CAD	Dec. 31, 2009 CAD	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 6.250% 10-year Notes (A) [Member] CAD	Dec. 31, 2010 6.250% 10-year Notes (A) [Member] CAD	Dec. 31, 2009 6.250% 10-year Notes (A) [Member] USD ($)	Dec. 31, 2009 6.250% 10-year Notes (A) [Member] CAD	Dec. 31, 2011 5.750% 5-year Notes (A) [Member] CAD	Sep. 30, 2011 5.750% 5-year Notes (A) [Member] USD ($)	Sep. 30, 2011 5.750% 5-year Notes (A) [Member] CAD	Dec. 31, 2010 5.750% 5-year Notes (A) [Member] CAD	Dec. 31, 2009 5.750% 5-year Notes (A) [Member] USD ($)	Dec. 31, 2009 5.750% 5-year Notes (A) [Member] CAD	Dec. 31, 2011 6.500% 10-year Notes (A) [Member] CAD	Dec. 31, 2010 6.500% 10-year Notes (A) [Member] CAD	Dec. 31, 2009 6.500% 10-year Notes (A) [Member] USD ($)	Dec. 31, 2009 6.500% 10-year Notes (A) [Member] CAD	Dec. 31, 2011 6.250% 10-year Medium Term Notes (A) [Member] CAD	Oct. 17, 2011 6.250% 10-year Medium Term Notes (A) [Member] USD ($)	Oct. 12, 2011 6.250% 10-year Medium Term Notes (A) [Member] USD ($)	Sep. 13, 2011 6.250% 10-year Medium Term Notes (A) [Member] USD ($)	Dec. 31, 2010 6.250% 10-year Medium Term Notes (A) [Member] CAD	Dec. 31, 2011 7.250% 10-year Notes (A) [Member] CAD	Dec. 31, 2009 7.250% 10-year Notes (A) [Member] USD ($)	Dec. 31, 2009 7.250% 10-year Notes (A) [Member] CAD	Dec. 31, 2010 7.250% 10-year Notes (A) [Member] CAD	Dec. 31, 2011 9.450% 30-year Debentures (A) [Member] CAD	Dec. 31, 2010 9.450% 30-year Debentures (A) [Member] CAD	Dec. 31, 2011 5.100% 10-year Debentures (A) [Member] CAD	Dec. 31, 2010 5.100% 10-year Debentures (A) [Member] CAD	Dec. 31, 2011 4.500% 10-year Debentures (A) [Member] USD ($)	Dec. 31, 2011 4.500% 10-year Debentures (A) [Member] CAD	Dec. 31, 2010 4.500% 10-year Debentures (A) [Member] CAD	Dec. 31, 2011 4.450% 12.5-year Notes (A) [Member]	Dec. 31, 2011 4.450% 12.5-year Notes (A) [Member] CAD	Dec. 31, 2010 4.450% 12.5-year Notes (A) [Member] CAD	Dec. 31, 2010 4.450% 12.5-year Notes (A) [Member] USD ($)	Dec. 31, 2009 Debt Repurchased [Member] USD ($)	Dec. 31, 2011 7.125% 30-year Debentures (A) [Member] CAD	Dec. 31, 2010 7.125% 30-year Debentures (A) [Member] CAD	Dec. 31, 2011 5.750% 30-year Debentures (A) [Member] USD ($)	Dec. 31, 2011 5.750% 30-year Debentures (A) [Member] CAD	Dec. 31, 2010 5.750% 30-year Debentures (A) [Member] CAD	Dec. 31, 2011 5.950% 30-year Notes (A) [Member] CAD	Dec. 31, 2010 5.950% 30-year Notes (A) [Member] CAD	Dec. 31, 2011 6.450% 30-year Notes (A) [Member] CAD	Dec. 31, 2009 6.450% 30-year Notes (A) [Member] CAD	Dec. 31, 2010 6.450% 30-year Notes (A) [Member] CAD	Dec. 31, 2011 5.750% 30-year Debentures (A) [Member] CAD	Dec. 31, 2010 5.750% 30-year Debentures (A) [Member] CAD	Dec. 31, 2011 5.41% Senior Secured Notes (C) [Member] USD ($)	Dec. 31, 2011 5.41% Senior Secured Notes (C) [Member] CAD	Dec. 31, 2010 5.41% Senior Secured Notes (C) [Member] CAD	Dec. 31, 2011 6.91% Secured Equipment Notes (D) [Member] CAD	Dec. 31, 2010 6.91% Secured Equipment Notes (D) [Member] CAD	Dec. 31, 2011 5.57% Senior Secured Notes (E) [Member] USD ($)	Dec. 31, 2009 5.57% Senior Secured Notes (E) [Member] USD ($)	Dec. 31, 2011 5.57% Senior Secured Notes (E) [Member] CAD	Dec. 31, 2010 5.57% Senior Secured Notes (E) [Member] CAD	Dec. 31, 2011 7.49% Equipment Trust Certificates (F) [Member] USD ($)	Dec. 31, 2011 7.49% Equipment Trust Certificates (F) [Member] CAD	Dec. 31, 2010 7.49% Equipment Trust Certificates (F) [Member] CAD	Dec. 31, 2011 3.88% Senior Secured Notes Series A & B(G) [Member] USD ($)	Dec. 31, 2011 3.88% Senior Secured Notes Series A & B(G) [Member] CAD	Dec. 31, 2010 3.88% Senior Secured Notes Series A & B(G) [Member] CAD	Dec. 31, 2011 Other long-term loans (nil% - 5.50%) [Member] CAD	Dec. 31, 2010 Other long-term loans (nil% - 5.50%) [Member] CAD	Dec. 31, 2011 Obligations under capital leases (4.90% - 7.63%) (H) [Member] CAD	Dec. 31, 2010 Obligations under capital leases (4.90% - 7.63%) (H) [Member] CAD	Dec. 31, 2011 Obligations under capital leases (12.77%) (H) [Member] CAD	Dec. 31, 2010 Obligations under capital leases (12.77%) (H) [Member] CAD	Dec. 31, 2011 Perpetual 4% Consolidated Debenture Stock (USD) (I) [Member] CAD	Dec. 31, 2010 Perpetual 4% Consolidated Debenture Stock (USD) (I) [Member] CAD	Dec. 31, 2011 Perpetual 4% Consolidated Debenture Stock (GB) (I) [Member] CAD	Dec. 31, 2010 Perpetual 4% Consolidated Debenture Stock (GB) (I) [Member] CAD	Dec. 31, 2011 Secured Equipment Loan (B) [Member] CAD	Dec. 31, 2010 Secured Equipment Loan (B) [Member] CAD	Dec. 31, 2009 Secured Equipment Loan (B) [Member]
Long-Term Debt (Textual) [Abstract]
Debt instrument interest rate								6.25%				5.75%						6.50%				6.25%					7.25%				9.45%		5.10%		4.50%	4.50%		4.45%	4.45%				7.125%		5.75%	5.75%		5.95%		6.45%			5.75%			5.41%		6.91%				5.57%			7.49%		3.88%	3.88%						12.77%		4.00%		4.00%
Debt instrument interest rate, minimum																																																																						0.00%		4.90%
Debt instrument interest rate, maximum																																																																						5.50%		7.63%
Face amount of note issued							$ 478			$ 154						$ 299				$ 25								$ 350					125		$ 250						$ 350	$ 3			$ 250						400										$ 65						$ 139
Redemption of notes													101
Carrying amount of call offer				555							184			107			343				28				246				555
Total Cost of Call Offer												113																	572
Loss on redemption of notes												(9)										(1)							(17)
Net proceeds of Notes	618																											409												355											398										67							139
Debt Redeemed Principal Amount																								204
Redemption of Notes Not Tendered																							42
Voluntary Prepayment Defined Benefit Pension Plan	600	600
Debt instrument term								10-year				5-year						10-year				10-year					10-year				30-year		10-year		10-year	10-year		12.5-year	12.5-year				30-year		30-year	30-year		30-year		30-year			30-year
Maturity								Oct. 01, 2011				May 01, 2013						May 01, 2018				Jun. 01, 2018					May 01, 2019				Aug. 01, 2021		Jan. 01, 2022		Jan. 01, 2022	Jan. 01, 2022		Mar. 01, 2023	Mar. 01, 2023				Oct. 01, 2031		Mar. 01, 2033	Mar. 01, 2033		May 01, 2037		Nov. 01, 2039			Jan. 01, 2042		Mar. 01, 2024			Oct. 01, 2024		Dec. 01, 2024				Jan. 01, 2021			Dec. 01, 2026	Dec. 01, 2026						Jan. 01, 2031						Aug. 01, 2015
Final repayment of principal amount																																																							44					31				11			69													53
Value of locomotive units and other rolling stock used as collateral																																																								153		154				69			108			139												113
Floating interest rate																																																																																1.94%	1.39%	1.82%
Long-term Debt Disclosure for Redeem Repurchased Debt (Textual) [Abstract]
Long-term Debt	4,745	4,745	4,315		3,508	3,234		0	250			0			103			279	273			373				373	355			345	254	248	125	0		250	0		354	347			356	348		246	249	450	440	400		400	248	0		120	121	186	194			63	63		102	103		141	0	2	4	285	287	3	3	31	30	6	6	116	128
Annual maturities and principal repayments in 2012	42	42
Annual maturities and principal repayments in 2013	45	45
Annual maturities and principal repayments in 2014	47	47
Annual maturities and principal repayments in 2015	122	122
Annual maturities and principal repayments in 2016	28	28
Deferred cost for notes to be repurchased				1
Addition to property, plant and equipment under capital lease obligations		0	1	1
Carrying value of assets collateralizing capital lease obligations	351	351	367